Cash flow information (Tables)	12 Months Ended
Dec. 31, 2024
Cash flow information
Summary of reconciliation of profit for year to cash generated from operations

				For the six	For the year
				months ended	ended
		For the year ended June 30,		December 31,	December 31,
		2022	2023	2023	2024
	Note	RMB’000	RMB’000	RMB’000	RMB’000
Profit for the year/period		639,743	1,781,829	1,256,077	2,635,428
Adjustments for:
Interest on lease liabilities	8	32,991	34,396	25,112	91,623
Depreciation and amortization	6	389,871	391,167	285,241	808,694
Interest on loans and borrowings	8	405	226	90	1,292
Interest income	8	(66,344)	(145,225)	(123,969)	(118,672)
Investment income from other investments	7	(63,801)	(42,921)	(14,281)	(81,145)
Net change in fair value of other investments	7	(5,709)	3,692	(14,270)	(29,930)
Losses on disposal of property, plant and equipment and intangible assets	7	5,614	5,350	1,632	2,534
Impairment loss on non-current assets		13,485	3,448	4,547	8,846
Unrealized foreign exchange loss/(gain)		6,806	(45,522)	(25,410)	8,258
Effect of lease contract cancellation		(25,015)	3,681	(4,821)	(15,201)
Gains on disposal of subsidiaries		—	—	—	(8,759)
Share of loss/(profit) of equity-accounted investees, net of tax		8,162	—	(268)	(5,986)
Equity-settled share-based payment expenses	6	82,835	62,882	46,432	85,184
Income tax	9(a)	267,070	551,785	396,665	712,104

Changes in working capital:
Inventories		307,966	(250,851)	(471,722)	(828,148)
Trade and other receivables		(190,145)	(185,768)	(316,534)	(836,820)
Contract liabilities		86,314	(73,539)	25,341	(6,545)
Trade and other payables		180,122	(34,055)	363,327	561,422
Restricted cash		(28,696)	5,303	19,103	6,944
Deferred income		(5,282)	19,074	(3,985)	4,486

Cash generated from operations		1,636,392	2,084,952	1,448,307	2,995,609

Summary of reconciliation of liabilities arising from financing activities

	Loans and	Interest	Lease
	borrowings	payable	liabilities	Total
	RMB’000	RMB’000	RMB’000	RMB’000
			Note 21
At July 1, 2021	20,594	667	804,412	825,673

Changes from financing cash flows:
Repayment of loans and borrowings	(5,295)	—	—	(5,295)
Interest of loans and borrowings paid	—	(1,000)	—	(1,000)
Payment of capital element and interest element of lease liabilities	—	—	(317,017)	(317,017)

Total changes from financing cash flows	(5,295)	(1,000)	(317,017)	(323,312)

Exchange adjustments	197	(29)	2,260	2,428

Other changes:
Increase in lease liabilities from entering into new leases during the year	—	—	338,131	338,131
Decrease in lease liabilities from derecognition	—	—	(209,712)	(209,712)
Increase in interest expenses	—	405	32,991	33,396
Forgiveness of loans and borrowings	(8,548)	—	—	(8,548)

Total other changes	(8,548)	405	161,410	153,267

At June 30, 2022	6,948	43	651,065	658,056

	Loans and	Interest	Lease
	borrowings	payable	liabilities	Total
	RMB’000	RMB’000	RMB’000	RMB’000
			Note 21

At July 1, 2022	6,948	43	651,065	658,056

Additions through business combination (Note 24(a))	—	—	15,313	15,313

Changes from financing cash flows:
Repayment of loans and borrowings	(206)	—	—	(206)
Payment of capital element and interest element of lease liabilities	—	—	(346,008)	(346,008)

Total changes from financing cash flows	(206)	—	(346,008)	(346,214)

Exchange adjustments	576	—	25,267	25,843

Other changes:
Increase in lease liabilities from entering into new leases during the year	—	—	718,985	718,985
Decrease in lease liabilities from derecognition	—	—	(213,284)	(213,284)
Increase in interest expenses	—	226	34,396	34,622
Forgiveness of loans and borrowings	(103)	—	—	(103)

Total other changes	(103)	226	540,097	540,220

At June 30, 2023	7,215	269	885,734	893,218

	Loans and	Interest	Lease
	borrowings	payable	liabilities	Total
	RMB’000	RMB’000	RMB’000	RMB’000
			Note 21
At July 1, 2023	7,215	269	885,734	893,218

Changes from financing cash flows:
Payment of capital element and interest element of lease liabilities	—	—	(236,519)	(236,519)

Total changes from financing cash flows	—	—	(236,519)	(236,519)

Exchange adjustments	44	—	(21,071)	(21,027)

Other changes:
Increase in lease liabilities from entering into new leases during the period	—	—	622,916	622,916
Decrease in lease liabilities from derecognition	—	—	(30,867)	(30,867)
Increase in interest expenses	—	90	25,112	25,202

Total other changes	—	90	617,161	617,251

At December 31, 2023	7,259	359	1,245,305	1,252,923

	Loans and	Interest	Lease
	borrowings	payable	liabilities	Total
	RMB’000	RMB’000	RMB’000	RMB’000
			Note 21

At January 1, 2024	7,259	359	1,245,305	1,252,923

Changes from financing cash flows:

Proceeds from loans and borrowings from third party	563,800	—	—	563,800
Repayment of loans and borrowings	(718)	—	—	(718)
Payment of capital element and interest element of lease liabilities	—	—	(725,075)	(725,075)

Total changes from financing cash flows	563,082	—	(725,075)	(161,993)

Exchange adjustments	(76)	—	(14,885)	(14,961)

Other changes:
Increase in lease liabilities from entering into new leases during the period	—	—	2,093,794	2,093,794
Decrease in lease liabilities from derecognition	—	—	(152,268)	(152,268)
Increase in interest expenses	1,000	292	91,623	92,915

Total other changes	1,000	292	2,033,149	2,034,441

At December 31, 2024	571,265	651	2,538,494	3,110,410

Summary of total cash out flow for leases

			For the six	For the year
			months ended	ended
	For the year ended June 30,		December 31,	December 31,
	2022	2023	2023	2024
	RMB’000	RMB’000	RMB’000	RMB’000
Within operating cash flows	(33,032)	(71,185)	(38,531)	(123,069)
Within financing cash flows	(317,017)	(346,008)	(236,519)	(725,075)
	(350,049)	(417,193)	(275,050)	(848,144)